Commitments and Contingencies Narrative (Details) (USD $)			3 Months Ended								39 Months Ended	3 Months Ended						3 Months Ended			64 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 SunTrust Acquisition [Member]	Dec. 31, 2012 SunTrust Acquisition [Member]	Dec. 31, 2011 SunTrust Acquisition [Member]	Sep. 30, 2010 SunTrust Acquisition [Member]	Mar. 31, 2013 Prudent Bear Acquisition [Member]	Mar. 31, 2012 Prudent Bear Acquisition [Member]	Mar. 31, 2011 Prudent Bear Acquisition [Member]	Dec. 31, 2008 Prudent Bear Acquisition [Member]	Mar. 31, 2013 Prudent Bear Acquisition [Member]	Mar. 31, 2013 Clover Capital Acquisition [Member]	Mar. 31, 2012 Clover Capital Acquisition [Member]	Mar. 31, 2011 Clover Capital Acquisition [Member]	Mar. 31, 2010 Clover Capital Acquisition [Member]	Dec. 31, 2008 Clover Capital Acquisition [Member]	Dec. 31, 2013 Clover Capital Acquisition [Member]	Dec. 31, 2012 Rochdale Acquisition [Member]	Dec. 31, 2011 Rochdale Acquisition [Member]	Sep. 30, 2007 Rochdale Acquisition [Member]	Dec. 31, 2012 Rochdale Acquisition [Member]	Dec. 31, 2013 Series of Individually Immaterial Business Acquisitions [Member]	Dec. 31, 2013 Employment-related Commitments [Member]		Dec. 31, 2013 Other Noncurrent Liabilities [Member]	Dec. 31, 2013 Other Noncurrent Liabilities [Member] SunTrust Acquisition [Member]	Dec. 31, 2013 Other Noncurrent Liabilities [Member] Series of Individually Immaterial Business Acquisitions [Member]	Dec. 31, 2013 Other Current Liabilities [Member]	Dec. 31, 2013 Other Current Liabilities [Member] SunTrust Acquisition [Member]	Dec. 31, 2013 Other Current Liabilities [Member] Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition Contingent Consideration Payable Period						5 years				4 years						5 years				5 years
Contingent purchase price payments			$ 3,800,000	$ 4,200,000	$ 5,000,000		$ 0	$ 0	$ 44,700,000		$ 49,800,000	$ 3,400,000	$ 5,900,000	$ 0	$ 0			$ 2,800,000	$ 1,100,000		$ 8,000,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High			6,000,000
Remaining Business Acquisition Contingent Consideration Payable Period			2 years
Fair value of acquisition-related future consideration liabilities	6,489,000	11,759,000	4,400,000																			2,100,000			3,300,000	2,100,000	1,200,000	3,200,000	2,300,000	900,000
Business acquisition contingent consideration accrued liability																	9,200,000
Contractual obligations to be paid in 2014	31,400,000																						18,500,000	[1]
Maximum bonus payable over remaining terms	33,000,000
Bonus payable related to the Fund Bonus	$ 1,700,000

[1]	Federated has certain domestic and international employment arrangements pursuant to which Federated is obligated to make minimum compensation payments.